Investors Cash Trust
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------


           We are pleased to provide you with the Investors Cash Trust annual report for the year ended March 31, 1998.

Your fund's management greatly appreciates your decision to invest in Investors Cash Trust. During the past year, each of the fund's portfolios, Government Securities and Treasury, registered solid performance and achieved its objective of providing maximum current income from high quality money market securities while maintaining stability of principal.

ECONOMIC REVIEW AND OUTLOOK
Strong economic indicators prove that the U.S. economy's growth is still surprisingly robust. Inflation has disappeared from the economy for the second time in three months in March and is down for the first quarter of 1998; consumer spending is high, unemployment is low and GDP growth continues to remain strong with an outlook of at least a 3.5% growth rate this quarter. Inflation is expected to accelerate later this year, but still be relatively moderate.

Under these conditions, Investors Cash Trust should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

Frank Rachwalski
Frank Rachwalski
Vice President and Portfolio Manager

May 18, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Portfolio Manager of Investors Cash Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the year ended March 31, 1998, the fund's two Portfolios had the following net yields:

The Government Securities Portfolio had a net yield of 5.36%.

The Treasury Portfolio had a net yield of 5.22%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each portfolio's net yield for the year ended March 31, 1998, is the sum of the daily dividend rates for the period. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Investors Cash Trust                                                          2
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
SHORT-TERM NOTES
(Issued or guaranteed by U.S. government
agencies or instrumentalities)
-----------------------------------------------------------
(a)Federal Farm Credit Banks
    5.61%, 4/1/98                                  $  5,000
-----------------------------------------------------------
Federal Home Loan Bank
    5.41% - 5.51%, 4/7/98 - 6/26/98                  33,991
(a)    5.54% - 5.60%, 4/7/98 - 5/2/98                13,096
-----------------------------------------------------------
Federal Home Loan Mortgage Corp.
    5.41% - 5.54%, 4/3/98 - 6/8/98                   66,163
(a)    5.90%, 4/1/98                                  3,152
-----------------------------------------------------------
Federal National Mortgage Association
(a)    5.28% - 5.60%, 4/1/98 - 4/7/98                23,045
    5.42% - 5.57%, 4/10/98 - 6/26/98                 43,651
-----------------------------------------------------------

TOTAL SHORT-TERM NOTES--60.2%
(average maturity: 30 days)                         188,098
-----------------------------------------------------------

(b)REPURCHASE AGREEMENTS
(Dated 1/98 - 3/98, collateralized by Federal Home
Loan Mortgage Corporation, Federal National
Mortgage Association and U.S. Treasury securities)
-----------------------------------------------------------
Bear, Stearns & Co., Inc.
    5.56% - 5.57%, 4/29/98 - 5/6/98                  14,000
-----------------------------------------------------------

                                                    Value
CS First Boston, Inc.
    5.50%, 4/3/98                                  $ 10,000
-----------------------------------------------------------
Goldman, Sachs & Co.
    5.45% - 5.51%, 4/1/98 - 6/3/98                   26,500
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.45% - 6.00%, 4/1/98 - 6/24/98                  40,500
-----------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co.
    5.52% - 5.59%, 4/6/98 - 4/20/98                  12,000
-----------------------------------------------------------
Nomura Securities International, Inc.
    5.50% - 5.57%, 4/1/98 - 6/3/98                   20,000
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--39.4%
(average maturity: 20 days)                         123,000
-----------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(average maturity: 26 days)                         311,098
-----------------------------------------------------------

CASH AND OTHER ASSETS, LESS LIABILITIES--.4%          1,096
-----------------------------------------------------------

NET ASSETS--100%                                   $312,194
-----------------------------------------------------------

 Investors Cash Trust                                                          3
--------------------------------------------------------------------------------
TREASURY PORTFOLIO
Investments at March 31, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
U.S. TREASURY BILLS--37.8%
-----------------------------------------------------------
5.29% - 5.40%, 4/16/98 - 4/23/98
(average maturity: 18 days)                         $28,129
-----------------------------------------------------------
(b)REPURCHASE AGREEMENTS
(Dated 1/98 - 3/98, collateralized by U.S. Treasury
  securities)
-----------------------------------------------------------
CS First Boston, Inc.
    5.48%, 5/6/98                                     3,300
-----------------------------------------------------------
Dresdner Security (USA), Inc.
    5.40%, 4/6/98                                     3,000
-----------------------------------------------------------
Goldman, Sachs & Co.
    5.37% - 5.41%, 4/8/98 - 4/27/98                   7,200
-----------------------------------------------------------
Lehman Government Securities, Inc.
    5.40%, 5/13/98                                    3,400
-----------------------------------------------------------
Merrill Lynch Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.35% - 5.80%, 4/1/98 - 5/27/98                  10,300
-----------------------------------------------------------
J. P. Morgan Securities, Inc.
    5.40% - 5.43%, 4/14/98 - 6/10/98                  6,000
-----------------------------------------------------------

                                                     Value
Morgan Stanley, Dean Witter, Discover & Co.
    5.40%, 4/13/98 - 5/18/98                        $ 3,500
-----------------------------------------------------------
Nomura Securities International, Inc.
    5.42% - 5.44%, 4/8/98                             3,200
-----------------------------------------------------------
(c)UBS Securities, Inc.
    5.40%, 4/8/98 - 5/27/98                           6,800
-----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--62.9%
(average maturity: 25 days)                          46,700
-----------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(average maturity: 22 days)                          74,829
-----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.7%)                  (539)
-----------------------------------------------------------

NET ASSETS--100%                                    $74,290
-----------------------------------------------------------

NOTES TO PORTFOLIOS OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at March 31, 1998. The dates shown represent the demand date or next interest rate change date.

(b) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

(c) Illiquid securities which represented 9.2% of the Treasury Portfolio's net assets at March 31, 1998.

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                           4
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
INVESTORS CASH TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Government Securities and Treasury Portfolios, comprising Investors Cash Trust, as of March 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios comprising Investors Cash Trust at March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal years since 1994, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

Chicago, Illinois
May 18, 1998

Investors Cash Trust                                                           5
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES      TREASURY
ASSETS                                                                  PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                                 $188,098              28,129
------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                  123,000              46,700
------------------------------------------------------------------------------------------------------
Cash                                                                       1,363                  --
------------------------------------------------------------------------------------------------------
Interest receivable                                                        1,041                 260
------------------------------------------------------------------------------------------------------
      Total assets                                                       313,502              75,089
------------------------------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS
------------------------------------------------------------------------------------------------------
Cash overdraft                                                                --                 468
------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                                1,259                 315
------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                         3                  --
------------------------------------------------------------------------------------------------------
  Administrative services fee                                                  2                   5
------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                    44                  11
------------------------------------------------------------------------------------------------------
      Total liabilities                                                    1,308                 799
------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                             $312,194              74,290
------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
------------------------------------------------------------------------------------------------------
Shares outstanding                                                       312,194              74,290
------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                             $1.00                1.00
------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Investors Cash Trust                                                           6
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended March 31, 1998
(in thousands)
--------------------------------------------------------------------------------

                                                                  GOVERNMENT SECURITIES          TREASURY
                                                                        PORTFOLIO                PORTFOLIO
                                                                  ---------------------          ---------
INTEREST INCOME                                                          $12,811                   3,298
----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                             342                      91
----------------------------------------------------------------------------------------------------------
  Administrative services fee                                                228                      60
----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                      54                      10
----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                                      8                       6
----------------------------------------------------------------------------------------------------------
  Registration costs                                                         190                      42
----------------------------------------------------------------------------------------------------------
  Professional fees                                                           25                       9
----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                                    17                      14
----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                                     864                     232
----------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                            (294)                    (81)
----------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Fund                                      570                     151
----------------------------------------------------------------------------------------------------------
Net investment income                                                    $12,241                   3,147
----------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended March 31, 1998 and 1997
(in thousands)
--------------------------------------------------------------------------------

                                                              GOVERNMENT SECURITIES         TREASURY
                                                                    PORTFOLIO               PORTFOLIO
                                                              ----------------------   -------------------
                                                                 1998        1997        1998       1997
                                                              ----------------------   -------------------
OPERATIONS, DIVIDENDS AND
CAPITAL SHARE ACTIVITY
Net investment income                                         $  12,241      11,025       3,147      4,095
----------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income            (12,241)    (11,025)     (3,147)    (4,095)
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (DOLLAR AMOUNTS AND NUMBER OF
SHARES ARE THE SAME):
Shares sold                                                     811,717     581,656     141,213    129,964
----------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends                       10,466      10,426       3,091      4,148
----------------------------------------------------------------------------------------------------------
                                                                822,183     592,082     144,304    134,112
Shares redeemed                                                (678,922)   (654,093)   (133,361)  (172,341)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions and
total increase (decrease) in net assets                         143,261     (62,011)     10,943    (38,229)
----------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                               168,933     230,944      63,347    101,576
----------------------------------------------------------------------------------------------------------
End of year                                                   $ 312,194     168,933      74,290     63,347
----------------------------------------------------------------------------------------------------------

Investors Cash Trust                                                           7
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Investors Cash Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts. The Fund currently offers two series of shares (Portfolios)--the Government Securities Portfolio and the Treasury Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO
SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION
Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper and pays a management fee at an

Investors Cash Trust                                                           8
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

annual rate of .15% of average daily net assets. During the year ended March 31, 1998, the Fund incurred management fees of $136,000 after an expense waiver by Scudder Kemper.

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an administrative services agreement with KDI. For its services as primary administrator, the Fund pays KDI an annual fee of .10% of average daily net assets. For the year ended March 31, 1998, the Fund incurred administrative services fees of $288,000. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. KDI pays these firms at an annual rate ranging between .05% and .10% of average daily net assets. During the year ended March 31, 1998, KDI paid fees of $145,000 to various firms pursuant to service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $26,000 for the year ended March 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended March 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $23,000 to independent trustees.

EXPENSE WAIVER
Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb operating expenses of each Portfolio to the extent that they exceed
 .25% of average daily net assets of such Portfolio on an annual basis. Under this agreement, Scudder Kemper waived $375,000 of expenses during the year ended March 31, 1998.

Investors Cash Trust                                                           9
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            YEAR ENDED MARCH 31,
                                                              ------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO                                 1998      1997      1996      1995      1994
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
Net investment income                                              .05       .05       .06       .05       .03
--------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .05       .05       .06       .05       .03
--------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $   1.00      1.00      1.00      1.00      1.00
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      5.50%     5.30      5.74      4.74      3.00
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                           .25%      .25       .25       .25       .25
--------------------------------------------------------------------------------------------------------------
Net investment income                                             5.37%     5.17      5.57      4.72      2.96
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                           .38%      .32       .32       .33       .43
--------------------------------------------------------------------------------------------------------------
Net investment income                                             5.24%     5.10      5.50      4.64      2.78
--------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $312,194   168,933   230,944   176,024   129,611
--------------------------------------------------------------------------------------------------------------

                                                                           YEAR ENDED MARCH 31,
                                                              -----------------------------------------------
TREASURY PORTFOLIO                                             1998      1997      1996      1995      1994
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                            $  1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
Net investment income                                             .05       .05       .05       .05       .03
-------------------------------------------------------------------------------------------------------------
Less dividends declared                                           .05       .05       .05       .05       .03
-------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $  1.00      1.00      1.00      1.00      1.00
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.34%     5.15      5.66      4.69      2.96
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AFTER EXPENSE ABSORPTION:
Expenses                                                          .25%      .25       .25       .25       .23
-------------------------------------------------------------------------------------------------------------
Net investment income                                            5.21%     5.03      5.48      4.76      2.92
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS BEFORE EXPENSE ABSORPTION:
Expenses                                                          .38%      .37       .37       .39       .61
-------------------------------------------------------------------------------------------------------------
Net investment income                                            5.08%     4.91      5.36      4.62      2.54
-------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $74,290    63,347   101,576    65,389    28,683
-------------------------------------------------------------------------------------------------------------

NOTE:Scudder Kemper has agreed to temporarily waive a portion of its management fee and absorb certain operating expenses of the Portfolios.

Investors Cash Trust                                                          10
--------------------------------------------------------------------------------
SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Investors Cash Trust shareholders were asked to vote on four separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc. and approval of changes in investment policies. The results are as follows:

ITEM 1: ELECTION OF THE BOARD OF TRUSTEES.

                            AFFIRMATIVE    WITHHOLD
---------------------------------------------------
DAVID W. BELIN              177,335,242       0
LEWIS A. BURNHAM            177,335,242       0
DONALD L. DUNAWAY           177,335,242       0
ROBERT B. HOFFMAN           177,335,242       0
DONALD R. JONES             177,335,242       0
SHIRLEY D. PETERSON         177,335,242       0
DANIEL PIERCE               177,335,242       0
WILLIAM P. SOMMERS          177,335,242       0
EDMOND D. VILLANI           177,335,242       0

ITEM 2: SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.

AFFIRMATIVE   AGAINST    ABSTAIN
---------------------------------
170,929,637      0      6,405,605

ITEM 3: NEW INVESTMENT MANAGEMENT AGREEMENT.

AFFIRMATIVE   AGAINST    ABSTAIN
---------------------------------
GOVERNMENT SECURITIES PORTFOLIO
142,199,057   241,456     367,146
TREASURY PORTFOLIO
 28,506,229         0   6,021,355

ITEM 4: APPROVE CHANGES IN INVESTMENT POLICIES.

AFFIRMATIVE   AGAINST    ABSTAIN
---------------------------------
GOVERNMENT SECURITIES PORTFOLIO
135,166,575   297,750   7,343,334
TREASURY PORTFOLIO
 28,506,229         0   6,021,355

                                          INVESTORS
                                          CASH TRUST

                                          ANNUAL REPORT
                                          March 31, 1998

PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 South Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by an Investors Cash Trust prospectus.

ICT-2 1047150 4/98         (LOGO)printed on recycled paper